Prepayments and Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Summary of Prepayments and Other Non-Financial Assets

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Advances to suppliers and contractors	47,706	69,326
Subscriber contract costs	28,926	6,286
Prepaid taxes	11,914	14,911
Prepaid fees and licenses	2,022	1,983
Prepaid benefit costs (Note 25)	917	1,598
Prepaid repairs and maintenance	455	542
Prepaid rent	399	528
Prepaid insurance (Note 24)	150	120
Other prepayments	518	455
Other non-financial assets	573	834
	93,580	96,583
Less current portion of prepayments and other nonfinancial assets	13,215	15,364
Noncurrent portion of prepayments and other nonfinancial assets	80,365	81,219